Shareholder Report, Average Annual Return (Details)		6 Months Ended	12 Months Ended	40 Months Ended
	Feb. 23, 2021	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000222778
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Humankind U.S. Stock ETF
Without Sales Load [Member] | C000222778
Average Annual Return [Line Items]
Average Annual Return, Percent		7.33%	12.71%	8.63%
Humankind US Equity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Humankind US Equity Index
Average Annual Return, Percent		7.39%	12.84%	8.73%
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		14.35%	23.52%	11.82%
Humankind U.S. Stock ETF - Market Price
Average Annual Return [Line Items]
Average Annual Return, Percent		7.33%	12.68%	8.60%